UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1730
         Woodland Hills, CA  91367-7584

13F File Number:  028-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

 /s/  Michael Kao     Woodland Hills, CA     April 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $68,667 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-10433                     Akanthos Arbitrage Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1101    75000 SH       DEFINED 01              75000        0        0
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%  29380T402    12458   625000 SH       DEFINED 01             625000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860       45  1500000 SH  CALL DEFINED 01            1500000        0        0
GENERAL MTRS CO                COM              37045V100       39   200000 SH  PUT  DEFINED 01             200000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126    23584  2105714 SH       DEFINED 01            2105714        0        0
GOLDCORP INC NEW               COM              380956409     6281   139400 SH       DEFINED 01             139400        0        0
HANWHA SOLARONE CO LTD         SPONSORED ADR    41135V103      192   150000 SH       DEFINED 01             150000        0        0
ISHARES TR                     BARCLYS 20+ YR   464287432      176   200000 SH  PUT  DEFINED 01             200000        0        0
PETROQUEST ENERGY INC          COM              716748108     4113   117500 SH       DEFINED 01             117500        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      132   300000 SH  PUT  DEFINED 01             300000        0        0
RADIOSHACK CORP                COM              750438103     2488   400000 SH       DEFINED 01             400000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1350  1000000 SH       DEFINED 01            1000000        0        0
SOLARFUN POWER HOLDINGS CO L   NOTE 3.500% 1/1  83415UAB4     4355  6500000 PRN      DEFINED 01            6500000        0        0
STARWOOD PPTY TR INC           COM              85571B105     2102   100000 SH       DEFINED 01             100000        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104      306   100000 SH       DEFINED 01             100000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     9945 12500000 PRN      DEFINED 01           12500000        0        0